Leases	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of additional information about leasing activities for lessee [text block]	LEASES
This note provides information for leases where the Group is a lessee. For leases where the Group is a lessor, see Note 12(c).

(a)Operating lease arrangements under IAS 17 (before application of IFRS 16 on January 1, 2019)
As at December 31, 2018, the Group had future aggregate minimum lease payments under non-cancelable operating leases for property and equipment as follows:

December 31,
2018
(US$ in millions)
No later than 1 year	$5
Later than 1 year and no later than 5 years	2
$7

From January 1, 2019, the Group has recognized right-of-use assets and lease liabilities for these leases, except for short-term and leases with low-value assets, see Note 2(b), Note 14(b) and Note 14 (c) for further information.
14.LEASES (CONTINUED)

(b)Right-of-use assets under IFRS 16 (upon application of IFRS 16 on January 1, 2019)
The movements of right-of-use assets included within property and equipment, net are as follows:

	Property and equipment - Leasehold interests in land	Property and equipment, net - Other	Investment properties - Leasehold interests in land	Total Right-of-use assets
	(US$ millions)
At December 31, 2018
Cost	$675	$14	$56	$745
Accumulated depreciation	(123)	(10)	(12)	(145)
At December 31, 2018	$552	$4	$44	$600
At January 1, 2019
Opening net book amount	$552	$4	$44	$600
IFRS 16 transition adjustment	—	6	—	6
Restated balance, beginning of period	$552	$10	$44	$606
Additions	—	20	—	20
Depreciation	(12)	(9)	(1)	(22)
Closing net book amount	$540	$21	$43	$604
At December 31, 2019
Cost	$675	$32	$56	$763
Accumulated depreciation	(135)	(11)	(13)	(159)
At December 31, 2019	$540	$21	$43	$604

In 2018, the Group has already recognized an asset and a related finance lease liability for finance lease arrangements and prepaid lease payments for leasehold interests in land where the Group was a lessee under IAS 17, therefore the additional right-of-use assets and lease liabilities recognized upon adoption for leases previously classified as operating leases were US$6 million.
The assets were presented in property and equipment and the liabilities as part of the Group’s borrowings.
14. LEASES (CONTINUED)
(c)Lease liabilities
Finance lease liabilities under IAS 17 (before application of IFRS 16 on January 1, 2019)

For the year ended December 31, 2018, the Group was a lessee under finance leases for land and equipment.

(i)The future minimum lease payments (including interest) and the present value of the minimum lease payments under finance lease obligations for land were as follows:

December 31,
2018
(US$ in millions)
Minimum finance lease payments:
No later than 1 year	$8
Later than 1 year and no later than 2 years	5
Later than 2 years and no later than 5 years	16
Later than 5 years	312
341
Future finance charges on finance lease obligations	(211)
Present value of finance lease liabilities	$130

Present value of minimum finance lease payments:
No later than 1 year	$8
Later than 1 year and no later than 2 years	5
Later than 2 years and no later than 5 years	12
Later than 5 years	105
$130

(ii)The future minimum lease payments (including interest) and the present value of the minimum lease payments under finance lease obligations for equipment were as follows:

December 31,
2018
(US$ in millions)
Minimum finance lease payments:
No later than 1 year	$2
Later than 1 year and no later than 2 years	2
Later than 2 years and no later than 5 years	1
5
Future finance charges on finance lease obligations	—
Present value of finance lease liabilities	$5

Present value of minimum finance lease payments:
No later than 1 year	$2
Later than 1 year and no later than 2 years	2
Later than 2 years and no later than 5 years	1
$5
14. LEASES (CONTINUED)
(c)Lease liabilities (continued)
Finance lease liabilities under IFRS 16 (upon application of IFRS 16 on January 1, 2019)
The lease liabilities included within borrowings are as follows:

	January 1, 2019	December 31, 2019
	(US$ in millions)
Current liabilities - Borrowings	$14	$19
Non-current liabilities - Borrowings	127	128
Total lease liabilities	$141	$147

The weighted average effective interest rate of lease liabilities as at December 31, 2019 is 4.9%. The maturity analysis of the lease liabilities are presented in Note 29(a)(iii).

(d)Amounts recognized in the consolidated income statement under IFRS 16 (upon application of IFRS 16 on January 1, 2019)

Year ended December 31, 2019
(US$ in millions)
Depreciation charge of right-of-use:
Investment properties, net - Leasehold interests in land	$1
Property and equipment, net - Leasehold interests in land	12
Property and equipment, net - other	9
$22

Interest expense on lease liabilities	$8
Expense relating to short-term leases for which the recognition exemption is applied	2
Expense relating to low-value items for which the recognition exemption is applied	1
Expense relating to variable lease payments not included in lease liabilities	5
$38

The total cash outflow for leases including interest payments for the year ended December 31, 2019 is US$30 million, which includes variable lease payments, low-value lease payments and short-term lease payments of US$8 million in total.

(e)Extension and termination options and residual value guarantee (upon application of IFRS 16 on January 1, 2019)
During the year ended December 31, 2019, the Group has leases for various real estate (including leasehold interest in land), vehicles and equipment. The Group’s leases include options to extend the lease term by one month to 25 years. Termination options are included in property and equipment leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the group’s operations. The majority of the termination options held are exercisable only by the group and not by the respective lessor.
During the year ended December 31, 2019, the Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.